Fair Value Measurements - Recurring (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	$ 175,203	$ 173,099
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	65	271
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	25,045	21,001
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	148,941	150,858
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	64	271
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	1,217	1,240
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	1	0
Forward loan sale commitments and derivative loan commitments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	71	59
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	1
Forward loan sale commitments and derivative loan commitments [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0
Forward loan sale commitments and derivative loan commitments [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0
Forward loan sale commitments and derivative loan commitments [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	71	59
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	1
Interest rate swap agreement [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	64	271
Interest rate swap agreement [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0	0
Interest rate swap agreement [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	64	271
Interest rate swap agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0	0
U.S. Government and agency obligations [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	70,996	66,391
U.S. Government and agency obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	25,045	21,001
U.S. Government and agency obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	45,951	45,390
U.S. Government and agency obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Government-sponsored enterprises [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	25,403	27,488
Government-sponsored enterprises [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Government-sponsored enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	25,403	27,488
Government-sponsored enterprises [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Mortgage-backed securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	72,078	67,103
Mortgage-backed securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Mortgage-backed securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	72,078	67,103
Mortgage-backed securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Corporate debt securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	1,000	1,000
Corporate debt securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Corporate debt securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	1,000	1,000
Corporate debt securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Collateralized debt obligations [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	1,146	1,181
Collateralized debt obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Collateralized debt obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Collateralized debt obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	1,146	1,181
Obligations of state and political subdivisions [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	1,271	3,200
Obligations of state and political subdivisions [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Obligations of state and political subdivisions [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	1,271	3,200
Obligations of state and political subdivisions [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Tax-exempt securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	3,238	6,677
Tax-exempt securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Tax-exempt securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	3,238	6,677
Tax-exempt securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	$ 0	$ 0